Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Equity

10. EQUITY

Certain Equity Transactions

On January 4, 2012, an aggregate of 14,350,000 restricted shares of the Company were issued to Prof. Sahraie and the University of Aberdeen, relating to the acquisition of all of the shares of Sight Science, Ltd. (“Sight Science”) by NovaVision.

During January to June 2012, or effective June 30, 2012, the Company issued 444,444 shares of Common Stock (valued at $10,000) to each of Steven Girgenti and Dr Oscar Bronsther in consideration for services provided to the Board of Directors, 277,780 shares of Common Stock (valued at $6,250) to each of Alvaro Pasual-Leone, Jason Barton and Jose Romano, and 138,890 shares of Common Stock (valued at $3,125) to Josef Zihl in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

In April 2012 the Company issued 1,333,333 shares of Common Stock (valued at $30,000) to Brunella Jacs, LLC in respect of consultancy services provided the Company.

In June 2012, following the exercise of the Company’s option to repurchase shares of Common Stock from Greenbridge Capital Partners, IV, LLC, a total of 10,333,333 shares were repurchased into Treasury Stock at $1,033.

During January to June 2012, the Company issued a total of 39,999,996 shares of Common Stock in respect of conversion of Series C Preferred Stock.

During May to June 2012, the Company issued a total of $5,333,333 shares of Common Stock at $0.0225 for a total consideration of $120,000 to three investor.

8. EQUITY

Certain Equity Transactions

In January and February 2011, the Company issued an aggregate of 7,578,947 shares of common stock to three investors at a price of $0.019 per share for aggregate gross proceeds of $144,000.

In February 2011, the Company issued 250,000 shares of its common stock (valued at $5,000) to Steven Girgenti in consideration for services provided to the Board of Directors. In May 2011, the Company issued an additional 222,222 shares of its common stock (valued at $5,000) to Mr. Girgenti.

On March 2, 2011, the Company issued warrants to seven parties to purchase 14,710,530 shares of the Company’s common stock at a price of $0.03 per share. The warrants are exercisable over a period of three years from the date of issuance.

On March 25, 2011, in connection with the issuance by the Company of a term note for $300,000 to EuroAmerican Investment Corp, the Company issued warrants to purchase 400,000 shares of Company common stock at an exercise price of $0.03 per share for a period of three years from the date of issuance. The estimated fair value of this warrant was recorded as a debt discount at issuance and was amortized over the three-month term of the loan as interest expense.

In April 2011, the Company issued 24,444,442 shares of common stock together with Warrants to purchase 12,222,221 shares of common stock at an exercise price of $0.03 per share for a period of three years for aggregate gross proceeds of $550,000.

In April 2011, in connection with a consultancy agreement, the Company issued 18,000,000 shares of common stock (valued at $360,000) to Jerrald Ginder. On June 25, 2011, pursuant to an amendment to this consultancy agreement, the Company issued an additional 2,666,667 shares of common stock to Mr. Ginder in lieu of aggregate monthly cash payments due under the agreement totaling $60,000.

In May 2011, the Company issued 8,666,666 shares of common stock together with Warrants to purchase 4,333,334 shares of Company common stock at an exercise price of $0.03 per share for a period of three years for aggregate gross proceeds of $195,000.

On June 7, 2011, the Company completed the sale of 31.4 Units comprising Series C Convertible Preferred Shares and Warrants (the “Units”) to accredited investors (the “Investors”) (the “Preferred Offering”) for aggregate proceeds of $1,570,000. The Units were issued pursuant to separate Series C Convertible Preferred Stock Purchase Agreements (the “Agreements”) between the Company and each of the Investors. This sale was an initial closing (the “Initial Closing”) under the Agreements which allows for maximum proceeds of $3,000,000. Each Unit was priced at $50,000 and comprised one share of Series C Preferred Convertible Stock convertible (at the Holder’s option or mandatorily upon the occurrence of certain events) into 2,222,222 shares of the Company’s Common Stock ($0.0225 per share) and a Warrant to purchase 1,111,111 shares of the Company’s Common Stock at $0.03 per share (subject to adjustments) for a period of three years (the “Warrant” or “Warrants”). A total of 31.4 shares of Series C Convertible Preferred Stock convertible into 69,777,773 shares of the Company’s Common Stock and Warrants to purchase 34,888,890 shares of the Company’s Common Stock were issued. On June 28, 2011, the Company completed a second closing of the Preferred Offering (the “Second Closing”) with the sale of an additional 15.40 Units to Investors for aggregate proceeds of $770,000. An additional 15.40 shares of Series C Convertible Preferred Stock convertible into 34,222,220 shares of the common stock and Warrants to purchase 17,111,111 shares of the Company’s common stock were issued in connection with the Second Closing. The Company entered into a Registration Rights Agreement with the Investors with respect to the Warrants. In December 2011, by mutual consent for technical reasons, the sale of 1 unit of Series C Convertible Preferred Stock convertible into 2,222,222 shares of the Company’s Common Stock was rescinded; the Company returned the $50,000 invested and the investor returned the preferred share and the warrants to purchase 1,111,111 shares of the Company’s Common Stock

On June 3, 2011, in connection with a consultancy agreement, the Company issued 15,500,000 shares of common stock (valued at $348,750) to GreenBridge Capital Partners IV, LLC. 10,333,333 of these shares remain held in escrow and are subject to clawback options, at the Company’s sole descretion, exerciseable in equal tranches by April 15 and 30, 2012.

On June 6, 2011, in connection with a consultancy agreement, the Company issued 1,000,000 shares of common stock (valued at $22,500) to Burnham Hill Advisors, LLC.

Burnham Hill Partners LLC (“BHP”) served as placement agent in connection with the sale of 24.8 Units in the Preferred Offering. Pursuant to a placement agent agreement with BHP, the Company paid BHP a cash placement fee equal to seven percent (7%) of the gross proceeds received by the Company from Units placed by BHP. Also pursuant to the placement agent agreement, the Company issued BHP Warrants (the “Placement Agent Warrants”) to purchase a number of shares equal to seven percent (7%) of the number of shares of common stock issuable upon conversion of the 24.8 Units placed by BHP (3,857,778 shares) in the Preferred Offering. The Placement Agent Warrants are exercisable for three years from the date of issuance at an exercise price of $0.0225 per share. In connection with the investor rescinding in December 2011 referred to above, the number of warrants was reduced to 3,702,223.

On June 30, 2011, the entire principal and unpaid interest on a Debenture dated December 3, 2010 payable to Berardino Investment Group in the original principal amount of $40,000 was converted into 2,167,902 shares of common stock at a conversion price of $0.019 per share.

Under the terms of a Consulting Agreement dated February 10, 2010 with Fountainhead, the Company was required to issue to Fountainhead fully vested warrants to purchase 39,063,670 shares of the Company’s common stock should certain conditions be met during the term of the Consulting Agreement. These warrants are exercisable at $0.0125 per share for a period of five years from February 2010. These warrants became issuable upon completion of the Preferred Offering and were issued in June 2011.

In July 2011 the Company issued Warrants to purchase 2,300,000 shares of Company common stock at an exercise price of $0.03 per share for a period of three years to Millenium Capital Corporation in respect of consulting and advisory services.

On August 4, 2011, the Company completed a final closing of the Preferred Offering (the “Final Closing”) with the sale of an additional 13.2 Units to Investors for aggregate proceeds of $660,000. An additional 13.2 shares of Series C Convertible Preferred Stock convertible into 29,333,330 shares of the Company’s Common Stock and Warrants to purchase 14,666,665 shares of the Company’s Common Stock were issued in connection with the Final Closing. An aggregate of 60 Units were sold to Investors in the First Closing, Second Closing and Final Closing of the Preferred Offering for total proceeds of $3,000,000. A total of 60 shares of Series C Convertible Preferred Stock, convertible into an aggregate of 133,333,324 shares of Common Stock, and Warrants to purchase 66,666,666 shares of the Company’s Common Stock.

In August 2011 the Company issued 154,600 shares of Common Stock (valued at $5,000) to Steven Girgenti, 78,300 shares of Common Stock to Alvaro Pascale-Leone (valued at $3,125) and 428,571 shares of Common Stock (valued at $10,000) to McCombie Group, LLC in respect of consulting agreements.

On August 26, 2011, the Company completed a new sale of 3.8 Units comprising Series C Convertible Preferred Shares and Warrants (the “Units”) to an accredited investor (the “Investor”) (the “ New Preferred Offering”) for aggregate proceeds of $190,000. Each Unit was priced at $50,000 and comprised one share of Series C Preferred Convertible Stock convertible (at the Holder’s option or mandatorily upon the occurrence of certain events) into 2,222,222 shares of the Company’s Common Stock ($0.0225 per share) and a Warrant to purchase 1,111,111 shares of the Company’s Common Stock at $0.03 per share (subject to adjustments) for a period of three years (the “Warrant” or “Warrants”).

In September 2011 the Company entered into a Consulting Agreement with Dr Oscar Bronsther with regard to certain potential clinical studies utilizing Vycor’s VBAS product. Under the terms of the agreement, Dr Bronsther received warrants to purchase up to 400,000 of the Company’s Common Stock for a period of three years from September 30, 2011 at a price of $0.03 per share.

On September 30, 2011 the Company issued 510,000 shares of Company common stock to Joe Simone in respect of an amendment to a previously disclosed consulting agreement.

          In October 2011 the Company issued 166,667 shares of Common Stock (valued at $5,000) to Steven Girgenti and 104,167 shares of Common Stock to Alvaro Pascale-Leone (valued at $3,125) in respect of consulting agreements.

          Effective December 2011, the Company issued 222,222 shares of Common Stock (valued at $5,000) to Steven Girgenti and 96,620 shares of Common Stock (valued at $2,174) to Dr Oscar Bronsther in consideration for services provided to the Board of Directors; and 138,890 shares of Common Stock (valued at $3,125) to each of Alvaro Pasuale-Leone, Jason Barton and Jose Romano in respect of their roles as members of the NovaVision, Inc. Scientific Advisory Board.

          In December 2011 the Company issued 402,965 shares of Common Stock to Fountainhead Capital Partners Limited in respect of the exercise of December 2006 warrants, and received $443.26 in cash.

          During the year ended December 31, 2011, the Company received $889,000 in net cash proceeds from the sale of Common Shares, $3,018,200 in net proceeds from the sale of Preferred Stock and $443 in net proceeds from the exercise of warrants, as detailed above.